Apr. 29, 2016

State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 31, 2016

TO

PROSPECTUS

DATED APRIL 29, 2016,

AS SUPPLEMENTED

STATE STREET AGGREGATE BOND INDEX FUND

Class A (SSFCX)

Class I (SSFDX)

Class K (SSFEX)

(the “Fund”)

Effective immediately, the Fund’s Prospectus is supplemented as follows:

Bloomberg L.P. has acquired certain businesses from Barclays PLC and Barclays U.S. Aggregate Index has been renamed Bloomberg Barclays U.S. Aggregate Index. As a result, all references to “Barclays U.S. Aggregate Index” are replaced with “Bloomberg Barclays U.S. Aggregate Index.”

The last paragraph of the sub-section titled “Principal Investment Strategies” in the section titled “STATE STREET AGGREGATE BOND INDEX FUND” and of the sub-section titled “Principal Investment Strategies” in the section titled “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS – State Street Aggregate Bond Index Fund” is replaced in its entirety with the following:

The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 31, 2016

TO

PROSPECTUS

DATED APRIL 29, 2016,

AS SUPPLEMENTED

STATE STREET TARGET	STATE STREET TARGET	STATE STREET TARGET
RETIREMENT 2015 FUND	RETIREMENT 2035 FUND	RETIREMENT 2055 FUND
Class A (SSBBX)	Class A (SSBZX)	Class A (SSDMX)
Class I (SSBFX)	Class I (SSCJX)	Class I (SSDOX)
Class K (SSBHX)	Class K (SSCKX)	Class K (SSDQX)

STATE STREET TARGET	STATE STREET TARGET	STATE STREET TARGET
RETIREMENT 2020 FUND	RETIREMENT 2040 FUND	RETIREMENT 2060 FUND
Class A (SSBJX)	Class A (SSCLX)	Class A (SSDTX)
Class I (SSBNX)	Class I (SSCNX)	Class I (SSDWX)
Class K (SSBOX)	Class K (SSCQX)	Class K (SSDYX)

STATE STREET TARGET	STATE STREET TARGET	STATE STREET TARGET
RETIREMENT 2025 FUND	RETIREMENT 2045 FUND	RETIREMENT FUND
Class A (SSBPX)	Class A (SSCUX)	Class A (SSFLX)
Class I (SSBRX)	Class I (SSDDX)	Class I (SSFNX)
Class K (SSBSX)	Class K (SSDEX)	Class K (SSFOX)

STATE STREET TARGET	STATE STREET TARGET
RETIREMENT 2030 FUND	RETIREMENT 2050 FUND
Class A (SSBUX)	Class A (SSDFX)
Class I (SSBWX)	Class I (SSDJX)
Class K (SSBYX)	Class K (SSDLX)

(each a “Fund” and collectively the “Funds”)

Effective immediately, the Funds’ Prospectus is supplemented as follows:

The following Underlying Fund names will change and all references in the Funds’ Prospectus and Appendix A to the Funds’ Prospectus are superseded as follows:

Current Name	New Name
SPDR Barclays TIPS ETF	SPDR Bloomberg Barclays TIPS ETF
SPDR Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Barclays High Yield Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Barclays Long Term Treasury ETF	SPDR Bloomberg Barclays Long Term Treasury ETF
SPDR Barclays Short Term Treasury ETF	SPDR Bloomberg Barclays Short Term Treasury ETF
SPDR Barclays Short Term Corporate Bond ETF	SPDR Bloomberg Barclays Short Term Corporate Bond ETF

The following index names will change and all references in the Funds’ Prospectus and Appendix A to the Funds’ Prospectus are superseded as follows:

Current Name	New Name
Barclays Long U.S. Treasury Index	Bloomberg Barclays Long U.S. Treasury Index
Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index
Barclays U.S. Government Inflation-Linked Bond Index	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index
Barclays High Yield Very Liquid Index	Bloomberg Barclays High Yield Very Liquid Index
Barclays 1-5 Year U.S. Treasury Index	Bloomberg Barclays 1-5 Year U.S. Treasury Index
Barclays U.S. 1-3 Year Corporate Bond Index	Bloomberg Barclays U.S. 1-3 Year Corporate Bond

These changes are made in connection with Bloomberg L.P. acquiring certain businesses from Barclays PLC and related changes to the names of certain indexes and Underlying Funds.

State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 31, 2016

TO

PROSPECTUS

DATED APRIL 29, 2016,

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2016,

EACH AS SUPPLEMENTED

STATE STREET STRATEGIC REAL RETURN PORTFOLIO

(SSROX)

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

(SSAFX)

(each a “Fund” and collectively the “Funds”)

Effective immediately, the Funds’ Prospectus is supplemented as follows:

The following Underlying Fund name will change and all references in the Funds’ Prospectus and Appendix A to the Funds’ Prospectus are superseded as follows:

Current Name	New Name
SPDR Barclays TIPS ETF	SPDR Bloomberg Barclays TIPS ETF

The following index names will change and all references in the Funds’ Prospectus and Appendix A to the Fund’s Prospectus are superseded as follows:

Current Name	New Name
Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index

Barclays U.S. Government Inflation-Linked Bond Index	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index

The last paragraph of the sub-section titled “Principal Investment Strategies” in the section titled “STATE STREET AGGREGATE BOND INDEX PORTFOLIO” and of the sub-section titled “Principal Investment Strategies” in the section titled “ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS – State Street Aggregate Bond Index Portfolio” is replaced in its entirety with the following:

The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

These changes are made in connection with Bloomberg L.P. acquiring certain businesses from Barclays PLC and related changes to the names of certain indexes and Underlying Funds.

State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 31, 2016

TO

PROSPECTUS

DATED APRIL 29, 2016,

AS SUPPLEMENTED

STATE STREET STRATEGIC REAL RETURN FUND

Class A (SSRFX)

Class I (SSRJX)

Class K (SSRKX)

(the “Fund”)

Effective immediately, the Fund’s Prospectus is supplemented as follows:

The following Underlying Fund name will change and all references in the Fund’s Prospectus and Appendix A to the Fund’s Prospectus are superseded as follows:

Current Name	New Name
SPDR Barclays TIPS ETF	SPDR Bloomberg Barclays TIPS ETF

The following index name will change and all references in Appendix A to the Fund’s Prospectus are superseded as follows:

Current Name	New Name
Barclays U.S. Government Inflation-Linked Bond Index	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index

These changes are made in connection with Bloomberg L.P. acquiring certain businesses from Barclays PLC and related changes to the names of certain indexes and Underlying Funds.